SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Share-based Compensation [Abstract]
Disclosure of terms and conditions of share-based payment arrangement

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined peer group (including Ferrari) for the TSR Target is presented below.

Ferrari	Aston Martin	Brunello Cucinelli	Burberry
Hermes	Kering	LVMH	Moncler
Prada	Porsche AG	Richemont

(ii)EBITDA Target - 40 percent of the 2025-2027 PSUS vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	—%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2025-2027, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2025-2027
PSUs	€365.20
RSUs	€376.95

The fair value of the 2025-2027 PSU awards was measured at the grant date using a Monte Carlo Simulation model. The fair value of the 2025-2027 RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions that the recipients will not receive during the vesting period.
The key assumptions utilized to calculate the grant date fair values of the PSUs that were awarded under the Equity Incentive Plan 2025-2027 are summarized below.

Equity Incentive Plan 2025-2027
Grant date share price	€384.30
Expected volatility	25.43%
Dividend yield	0.64%
Risk-free rate	2.40%

Outstanding number of PSUs and RSUs
The following table presents the changes to the outstanding share awards under the Group’s share-based payment arrangements.

	PSU Awards	RSU Awards	Other Awards	Total Outstanding Awards
Balance at December 31, 2023	154,379	73,245	63,699	291,323
Granted	40,885	15,401	2,796	59,082
Vested	(33,924)	(29,550)	(24,715)	(88,189)
Forfeited and other	(3,961)	(2,241)	(7,102)	(13,304)
Balance at December 31, 2024	157,379	56,855	34,678	248,912
Granted	33,351	12,612	53,364	99,327
Vested	(61,558)	(21,437)	(46,225)	(129,220)
Forfeited and other	(5,959)	(3,052)	(14,589)	(23,600)
Balance at December 31, 2025	123,213	44,978	27,228	195,419

Disclosure of share-based compensation expense
The share based compensation expense recognized for the years ended December 31, 2025, 2024 and 2023 is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Equity incentive plans and other share-based awards	16,748	18,280	15,154
Commercial agreements with suppliers	4,260	4,813	4,563
Broad-based employee share ownership plan	6,538	875	10,222
Total share-based compensation expense	27,546	23,968	29,939